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                             ING SERIES FUND, INC.
                              ING Government Fund
                           ING Value Opportunity Fund

                   Supplement dated December 15, 2005 to the
Fixed Income Funds' Class A, Class B and Class C Prospectus, Class I Prospectus
     and the Class A, Class B, Class C and Class I Statement of Additional Information ("SAI") each dated July 29, 2005 and to the Domestic Equity Value
 Fund's Class A, Class B and Class C Prospectus, Class I Prospectus and Class A,
        Class B, Class C and Class I SAI each dated September 30, 2005

    On November 29, 2005, the shareholders of ING Government Fund approved the reorganization with and merger into ING GNMA Income Fund and the shareholders of ING Value Opportunity Fund approved the reorganization with and merger into ING Magna Cap Fund. The reorganizations were completed on December 3, 2005. Accordingly, ING Government Fund and ING Value Opportunity Fund are no longer offering their shares. All references to ING Government Fund and ING Value Opportunity Fund are hereby deleted in the Fixed Income Funds' Prospectuses and SAI and Domestic Equity Value Fund's Prospectuses and SAI, respectively.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE